EQUITY	12 Months Ended
Dec. 31, 2016
EQUITY
NOTE 6 - EQUITY

Common Shares

On February 28, 2019, the Company was advised that FINRA had received the necessary documentation to announce a 100:1 reverse split. This corporate action took effect on 3/1/2019 and on that date every 100 outstanding shares of the Company’s common stock share were automatically converted into one share of common stock. Accordingly, all share and per share information has been restated to retroactively show the effect of this reverse split.